Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,944	$ 11,157	$ 60,466	$ 66,427
Cash and cash equivalents denominated in US dollars
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	818	1,466
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,126	$ 9,691